Inventory, net (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Parts	$ 28,961	$ 45,509
Finished goods	51,849	67,549
Total	80,810	113,058
Less inventory reserve	(69,233)	(70,562)
Inventory, net	$ 11,577	$ 42,496